UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2011


Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       November 10, 2011
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: $1,172,091 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                          FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7           COLUMN 8

                                                           VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN   MGRS      SOLE     SHARED  NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- ---------- -------- ------
ABBOTT LABS                    COM              002824100       818      16000 SH       DEFINED 1, 2          16000
AGCO CORP                      COM              001084102       460      13308 SH       DEFINED 1, 2          13308
ALPHA NATURAL RESOURCES INC    COM              02076X102       346      19531 SH       DEFINED 1, 2          19531
ALTRIA GROUP INC               COM              02209S103      1099      41000 SH       DEFINED 1, 2          41000
AMAZON COM INC                 COM              023135106       714       3300 SH       DEFINED 1, 2           3300
ANIXTER INTL INC               NOTE 1.000% 2/1  035290AJ4       905     900000 PRN      DEFINED 1, 2         900000
APPLE INC                      COM              037833100      1158       3037 SH       DEFINED 1, 2           3037
APPLIED MATLS INC              COM              038222105       217      21000 SH       DEFINED 1, 2          21000
ASHFORD HOSPITALITY TR INC     COM SHS          044103109      3510     500000 SH       DEFINED 1, 2         500000
ASPEN TECHNOLOGY INC           COM              045327103       568      37200 SH       DEFINED 1, 2          37200
BARRETT BILL CORP              NOTE 5.000% 3/1  06846NAA2     36427   36587000 PRN      DEFINED 1, 2       36587000
BE AEROSPACE INC               COM              073302101       868      26225 SH       DEFINED 1, 2          26225
BELO CORP                      COM SER A        080555105        80      16366 SH       DEFINED 1, 2          16366
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0      2503    2500000 PRN      DEFINED 1, 2        2500000
BRIGHAM EXPLORATION CO         COM              109178103       370      14648 SH       DEFINED 1, 2          14648
CACI INTL INC                  NOTE 2.125% 5/0  127190AD8      3298    3000000 PRN      DEFINED 1, 2        3000000
CAL DIVE INTL INC              NOTE 3.250%12/1  127914AB5     35374   36050000 PRN      DEFINED 1, 2       36050000
CF INDS HLDGS INC              COM              125269100       547       4433 SH       DEFINED 1, 2           4433
CHARLES RIV LABS INTL INC      NOTE 2.250% 6/1  159864AB3     26401   27100000 PRN      DEFINED 1, 2       27100000
CHESAPEAKE ENERGY CORP         COM              165167107       204       8000 SH       DEFINED 1, 2           8000
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109       508      17730 SH       DEFINED 1, 2          17730
CITRIX SYS INC                 COM              177376100       273       5000 SH       DEFINED 1, 2           5000
COCA COLA CO                   COM              191216100      1284      19000 SH       DEFINED 1, 2          19000
COMCAST CORP NEW               CL A             20030N101       919      43946 SH       DEFINED 1, 2          43946
CUMULUS MEDIA INC              CL A             231082108       345     121313 SH       DEFINED 1, 2         121313
DEERE & CO                     COM              244199105       831      12864 SH       DEFINED 1, 2          12864
DOLLAR GEN CORP NEW            COM              256677105       604      16000 SH       DEFINED 1, 2          16000
E M C CORP MASS                NOTE 1.750%12/0  268648AK8     65308   50000000 PRN      DEFINED 1, 2       50000000
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    140673   99990000 PRN      DEFINED 1, 2       99990000
EATON CORP                     COM              278058102       630      17743 SH       DEFINED 1, 2          17743
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202      2562     196750 SH       DEFINED 1, 2         196750
ENTRAVISION COMMUNICATIONS C   CL A             29382R107      2935    2877788 SH       DEFINED 1, 2        2877788
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3     20364   20100000 PRN      DEFINED 1, 2       20100000
FEDEX CORP                     COM              31428X106       661       9766 SH       DEFINED 1, 2           9766
FREEPORT-MCMORAN COPPER & GO   COM              35671D857       540      17741 SH       DEFINED 1, 2          17741
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     21064   23100000 PRN      DEFINED 1, 2       23100000
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     31772   35500000 PRN      DEFINED 1, 2       35500000
GOOGLE INC                     CL A             38259P508      2098       4074 SH       DEFINED 1, 2           4074
GRANITE CONSTR INC             COM              387328107       188      10000 SH       DEFINED 1, 2          10000
GREAT WOLF RESORTS INC         COM              391523107      2560    1000000 SH       DEFINED 1, 2        1000000
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2     46714   48159000 PRN      DEFINED 1, 2       48159000
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1  410768AE5      6593    7166000 PRN      DEFINED 1, 2        7166000
HERCULES OFFSHORE INC          COM              427093109      5871    2017600 SH       DEFINED 1, 2        2017600
HEXCEL CORP NEW                COM              428291108       222      10000 SH       DEFINED 1, 2          10000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     19792   21397000 PRN      DEFINED 1, 2       21397000
ICONIX BRAND GROUP INC         NOTE 1.875% 6/3  451055AB3     32790   33502000 PRN      DEFINED 1, 2       33502000
INTERNATIONAL BUSINESS MACHS   COM              459200101      1399       8000 SH       DEFINED 1, 2           8000
INTERPUBLIC GROUP COS INC      NOTE 4.250% 3/1  460690BA7      4221    4200000 PRN      DEFINED 1, 2        4200000
INTL PAPER CO                  COM              460146103       629      27055 SH       DEFINED 1, 2          27055
ISLE OF CAPRI CASINOS INC      COM              464592104      4444     918131 SH       DEFINED 1, 2         918131
JOY GLOBAL INC                 COM              481165108       553       8872 SH       DEFINED 1, 2           8872
KANSAS CITY SOUTHERN           COM NEW          485170302       775      15514 SH       DEFINED 1, 2          15514
KBR INC                        COM              48242W106       629      26615 SH       DEFINED 1, 2          26615
KENNAMETAL INC                 COM              489170100       770      23510 SH       DEFINED 1, 2          23510
LIBERTY MEDIA CORP             DEB   3.250% 3/1 530715AR2      7399   10000000 PRN      DEFINED 1, 2       10000000
LIFEPOINT HOSPITALS INC        SDCV 3.250% 8/1  53219LAG4      9230    9200000 PRN      DEFINED 1, 2        9200000
LINCARE HLDGS INC              DBCV 2.750%11/0  532791AE0     18768   18400000 PRN      DEFINED 1, 2       18400000
MACYS INC                      COM              55616P104       759      28850 SH       DEFINED 1, 2          28850
MCDERMOTT INTL INC             COM              580037109       420      39062 SH       DEFINED 1, 2          39062
MCDONALDS CORP                 COM              580135101      1186      13500 SH       DEFINED 1, 2          13500
MEAD JOHNSON NUTRITION CO      COM              582839106      1107      16088 SH       DEFINED 1, 2          16088
MTR GAMING GROUP INC           COM              553769100      1033     543664 SH       DEFINED 1, 2         543664
MYLAN INC                      NOTE 1.250% 3/1  628530AG2      9158    9200000 PRN      DEFINED 1, 2        9200000
NEXSTAR BROADCASTING GROUP I   CL A             65336K103       134      20218 SH       DEFINED 1, 2          20218
NUVASIVE INC                   NOTE 2.250% 3/1  670704AB1      8980    9300000 PRN      DEFINED 1, 2        9300000
PARKER HANNIFIN CORP           COM              701094104       617       9766 SH       DEFINED 1, 2           9766
PHILIP MORRIS INTL INC         COM              718172109      1123      18000 SH       DEFINED 1, 2          18000
PVH CORP                       COM              693656100       569       9766 SH       DEFINED 1, 2           9766
RADIO ONE INC                  CL D NON VTG     75040P405      1501    1261609 SH       DEFINED 1, 2        1261609
RANGE RES CORP                 COM              75281A109       866      14815 SH       DEFINED 1, 2          14815
REGIS CORP MINN                NOTE 5.000% 7/1  758932AA5      9040    8000000 PRN      DEFINED 1, 2        8000000
SAKS INC                       NOTE 2.000% 3/1  79377WAL2     52168   53000000 PRN      DEFINED 1, 2       53000000
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5     27503   28500000 PRN      DEFINED 1, 2       28500000
SBA COMMUNICATIONS CORP        NOTE 1.875% 5/0  78388JAN6     12804   12416000 PRN      DEFINED 1, 2       12416000
SBA COMMUNICATIONS CORP        NOTE 4.000%10/0  78388JAM8     83419   65000000 PRN      DEFINED 1, 2       65000000
SCHOOL SPECIALTY INC           COM              807863105      4991     700000 SH       DEFINED 1, 2         700000
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AM7      5460    6000000 PRN      DEFINED 1, 2        6000000
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AL9      3668    3700000 PRN      DEFINED 1, 2        3700000
SESI L L C                     FRNT 1.500%12/1  78412FAH7     47623   48043000 PRN      DEFINED 1, 2       48043000
SMART TECHNOLOGIES INC         CL A SUB VTG S   83172R108      1200     285707 SH       DEFINED 1, 2         285707
SOLUTIA INC                    *W EXP 02/27/201 834376147        16      23686 SH       DEFINED 1, 2          23686
SPDR GOLD TRUST                GOLD SHS         78463V107    110642     700000 SH       DEFINED 1, 2         700000
TECH DATA CORP                 DBCV 2.750%12/1  878237AE6     11970   12000000 PRN      DEFINED 1, 2       12000000
TERADATA CORP DEL              COM              88076W103       321       6000 SH       DEFINED 1, 2           6000
TEXTRON INC                    COM              883203101       465      26367 SH       DEFINED 1, 2          26367
TIME WARNER INC                COM NEW          887317303      1229      41000 SH       DEFINED 1, 2          41000
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     75444   69959000 PRN      DEFINED 1, 2       69959000
TRANSDIGM GROUP INC            COM              893641100       724       8865 SH       DEFINED 1, 2           8865
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106       943      28812 SH       DEFINED 1, 2          28812
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4    111013  109507000 PRN      DEFINED 1, 2      109507000
WILLIAMS COS INC DEL           COM              969457100       487      20000 SH       DEFINED 1, 2          20000
WILLIAMS SONOMA INC            COM              969904101       769      24969 SH       DEFINED 1, 2          24969
XILINX INC                     SDCV 3.125% 3/1  983919AD3      9956   10000000 PRN      DEFINED 1, 2       10000000
